As filed with the Securities and Exchange Commission on March 1, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21764

WINTERGREEN FUND, INC.
(Exact name of registrant as specified in charter)

c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Christopher W. Roleke, Principal Executive Officer
Monique Labbe, Principal Financial Officer
10 High Street
Suite 302
Boston, MA 02110
866-251-6920
(Name and address of agent for service)

Registrant’s telephone number, including area code: 888-468-6473

Date of fiscal year end: December 31

Date of reporting period:  January 1, 2018 – December 31, 2018

Item 1. Reports to Stockholders.

Annual Report

Wintergreen Fund, Inc.

Investor Class (WGRNX)
Institutional Class (WGRIX)

December 31, 2018

www.wintergreenfund.com

1-888-468-6473

Wintergreen Fund, Inc. is an open-end diversified
management investment company that seeks
capital appreciation.

To receive investor materials electronically — see inside cover

Your Home For Global Value®

Electronic Delivery

Wintergreen Fund, Inc. encourages shareholders to sign up for electronic delivery of investor materials. By doing so, you will receive information faster, help us reduce cost, and help us reduce the impact on the environment of producing the materials. To enroll in electronic delivery:

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Your information will be kept confidential and will not be used for any purpose other than electronic delivery. If you change your mind, you can cancel the electronic delivery at any time and revert to physical delivery of your materials. Just go to www.wintergreenfund.com, perform the first three steps above, and follow the instructions for canceling electronic delivery. If you have any questions, please contact us at (888) GOTOGREEN (888-468-6473).

For the latest Wintergreen Fund, Inc. news and performance, scan the image on the cover with a “QR Reader” on your smartphone to visit www.wintergreenfund.com

TABLE OF CONTENTS

Performance Chart and Analysis (Unaudited)	1
A Message to Our Shareholders (Unaudited)	3
Portfolio Profile (Unaudited)	6
Financial Highlights	7
Statement of Investments	9
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Notes to Financial Statements	16
Report of Independent Registered Public Accounting Firm	28
Additional Information (Unaudited)	29

WINTERGREEN FUND, INC.
PERFORMANCE CHART AND ANALYSIS
DECEMBER 31, 2018 (Unaudited)

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance quoted. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Shares redeemed within 60 days of purchase are subject to a 2.00% redemption fee. As stated in the current prospectus, the Wintergreen Fund, Inc. (the “Fund”) total annual operating expense ratio for the Investor Class shares is 2.04% and for the Institutional Class is 1.79%. After management fee waivers, the Fund’s annual operating expense ratios are currently limited to 1.95% for the Investor Class and 1.70% for the Institutional Class as stated in the financial statements that accompany this report. Since inception, certain fees were waived and/or expenses reimbursed; otherwise the performance would have been lower. The S&P 500 Index (the “Index”) is a broad-based unmanaged index representing the performance of 500 widely held common stocks.

Investor Class
Performance to	One	Five	Ten	Since Inception
12/31/2018	Year	Year	Year	10/17/2005
Cumulative:
Wintergreen Fund, Inc.	-20.18%	-11.18%	80.37%	63.79%
S&P 500 Index	-4.38%	50.33%	243.03%	178.09%
Annualized:
Wintergreen Fund, Inc.	-20.18%	-2.34%	6.08%	3.81%
S&P 500 Index	-4.38%	8.49%	13.12%	8.05%

Institutional Class
Performance to		One	Five	Since Inception
12/31/2018		Year	Year	12/30/2011
Cumulative:
Wintergreen Fund, Inc.		-19.92%	-10.06%	13.45%
S&P 500 Index		-4.38%	50.33%	130.86%
Annualized:
Wintergreen Fund, Inc.		-19.92%	-2.10%	1.82%
S&P 500 Index		-4.38%	8.49%	12.69%

Converting Class Shares

Converting from Investor Class to Institutional Class shares may not be available at certain financial intermediaries, or there may be additional costs associated with this conversion charged by your financial intermediary. There is no fee for converting shares held directly with the Fund. Because the net asset value (“NAV”) per share of the Institutional Class shares may be higher or lower than that of the Investor Class shares at the time of conversion, although the total dollar value will be the same, a shareholder may receive more or fewer Institutional Class shares than the number of Investor Class shares converted. If the current market value of your accounts in the Investor Class is at least $100,000, you may elect to convert the shares from Investor Class to Institutional Class shares in the Fund on the basis of relative NAV. You may convert from Investor Class to Institutional Class shares by calling the Fund at (888) GOTOGREEN (888-468-6473) or your financial intermediary if you don’t have a direct account with the Fund.

If the total market value of your Institutional Class shares account declines to less than $100,000 due to a redemption, your Institutional Class shares may be converted into Investor Class shares of the Fund on the basis of relative NAV. Although the total dollar value will be the same, a shareholder may receive more or fewer Investor Class shares than the number of Institutional Class shares converted. Please see “Shareholder Information” in the Fund’s prospectus.

A conversion from Investor Class shares to Institutional Class shares of the Fund or from Institutional Class shares to Investor Class shares of the Fund pursuant to the preceding paragraphs should generally not be a taxable exchange for federal income tax purposes. Please contact your tax advisor or accountant to discuss your specific situation.

WINTERGREEN FUND, INC.
PERFORMANCE CHART AND ANALYSIS (concluded)
DECEMBER 31, 2018 (Unaudited)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT OR $100,000 INVESTMENT

The following charts reflect the change in value of a hypothetical $10,000 investment in Investor Class shares of the Fund over the last 10 years and the value of a hypothetical $100,000 investment in Institutional Class shares of the Fund since the inception date of the share class, compared with a broad-based securities market index. The returns shown include reinvestment of dividends and capital gains distributions, if any. The total return of the Fund reflects the effect of operating expenses borne by the Fund which reduce returns, while the total return of the Index does not reflect the effect of any expenses. The Fund is professionally managed while the Index is unmanaged and is not available for direct investment. Performance reflects, for certain periods, the management fee waiver then in effect. In the absence of such waivers, total returns for those periods would be reduced.

Investor Class — Change in a $10,000 investment for the past 10 years

Institutional Class — Change in a $100,000 investment since inception

The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be higher or lower than the performance shown. For the most recent month-end performance or for any other questions about the Fund, please call (888) GOTOGREEN (888-468-6473).

WINTERGREEN FUND, INC.
A MESSAGE TO OUR SHAREHOLDERS
DECEMBER 31, 2018 (Unaudited)

Dear Fellow Wintergreen Fund Shareholder,

For the fiscal year ended December 31, 2018, the Wintergreen Fund (the “Fund”) Investor Class returned -20.18%, and the Institutional Class returned -19.92%.  Notwithstanding the overall performance for the period, the Fund had positive 2018 returns from long-term portfolio holdings Union Pacific Corp., Birchcliff Energy Ltd. (which was sold during the year) and Bergbahnen Engelberg-Truebsee-Titlis AG, Reg.  The Fund continued to utilize forward currency contracts, which had a positive impact on performance during the period.  Securities that underperformed during 2018 included British American Tobacco plc, Consolidated-Tomoka Land Co. and Compagnie Financiere Richemont SA, Reg. Since inception on October 17, 2005, through December 31, 2018, the Fund’s Investor Class has a cumulative return of 63.79%, while the Fund’s Institutional Class has a cumulative return of 13.45% since its inception on December 30, 2011.

Keep moving forward, and if it’s time to go, it’s time.
- Stan Lee

In the Fund’s 2018 semi-annual report shareholder letter, we described one component of our sell discipline – selling a security when we believe it becomes fairly valued.  Another important component of our sell discipline is to evaluate the actions of management; if there is a fundamental change in management’s decision, direction or focus, we carefully analyze the situation and may determine it is time to reduce or exit a position.  An example of this occurred with long-time portfolio holding Altria Group, Inc. (“Altria”).  For years, Altria satisfied Wintergreen’s three core investment principles:  first, a business that has good or improving economics, and often generates sales and profits in multiple currencies and jurisdictions;  second, a management team that is working for the benefit of all shareholders and not just for its own short-term compensation; and third, the security being available at a compelling price.

As a tobacco company, Altria has long been regulated by the U.S. Food and Drug Administration (the “FDA”).  The FDA has the authority to regulate tobacco products to protect public health and also to regulate nicotine and other ingredient levels in tobacco products.  The FDA has not approved marijuana as a safe and effective drug for any intended indication, and the FDA is also responsible for regulating electronic smoking products.  In this regulatory environment, we were alarmed by Altria’s decision in December 2018 to make a multibillion-dollar investment in a Canadian cannabis producer.  Immediately following this investment, Altria announced it was making a $12.8 billion dollar investment in Juul Labs, the maker of an electronic device that has received considerable FDA attention due to its popularity among underage users.  We found these management decisions a clear departure from the course of actions we had previously viewed as a conservative management team.  As a result, the Fund reduced its investment in Altria in 2018 at a substantial profit for shareholders, and completely exited the position early in 2019.

WINTERGREEN FUND, INC.
A MESSAGE TO OUR SHAREHOLDERS (continued)
DECEMBER 31, 2018 (Unaudited)

The world as we have created it is a process of our thinking.
It cannot be changed without changing our thinking.
- Albert Einstein

Nestlé SA (“Nestlé”) remains a solid long-term portfolio holding of the Fund.  Nestlé, the world’s largest food and beverage company, is highly respected and does business in 189 countries around the world.  In 2017, management underwent a transition to a new CEO who was tasked with accelerating Nestlé’s ongoing restructuring and portfolio review.  New CEO Mark Schneider was the first outsider hired as Nestlé’s CEO since 1922, and we believe that this fresh perspective has benefitted shareholders.  Under Mr. Schneider’s leadership, Nestlé has made opportunistic acquisitions, including the purchase of the exclusive rights to sell Starbucks-packaged coffees and teas around the world, and divestments including its U.S. confectionary business and Gerber Life Insurance business.

Nestlé has increased focused on its Health Sciences division, and believes that this business segment has the potential to surpass confectionary sales as consumers are increasingly focused on healthier choices.  Products like Boost Nutrition beverages and Carnation Nutrition Drinks have become familiar in grocery stores, but many others, while not household names, serve an increasingly important, and growing, customer base.  For cancer patients, it sells Resource Support Plus, a high-protein, high-calorie supplement specifically formulated for the increased nutritional needs of cancer/oncology patients.  For the obese there’s Optifast, a line of shakes, soups, and snack bars intended to be taken under the supervision of a doctor.  Some of the products are regulated as “medical foods” by the FDA.

Nestlé’s pet care business, led by Purina, along with infant nutrition, coffee, and the previously mentioned Health Sciences business, continue to make significant contributions to the company’s organic growth.  We believe all of these product lines help distinguish Nestlé from other well-known food and beverage companies – many of which are left with legacy brands that haven’t adapted over the years, and face dwindling sales.  Combined with an ongoing commitment to returning capital to shareholders in the form of buybacks and a compelling dividend yield, we believe there continues to be many ways for Wintergreen shareholders to win by owning Nestlé.

We encourage you to read more about Wintergreen’s approach and to keep up to date with the latest Fund news at www.wintergreenfund.com.

Thank you for your continued investment in Wintergreen Fund.

Sincerely,

David J. Winters, CFA
Portfolio Manager

WINTERGREEN FUND, INC.
A MESSAGE TO OUR SHAREHOLDERS (concluded)
DECEMBER 31, 2018 (Unaudited)

IMPORTANT INFORMATION

The Fund is subject to several risks, any of which could cause an investor to lose money. Please review the prospectus for a complete discussion of the Fund’s risks which include, but are not limited to, the following: possible loss of principal amount invested, stock market risk, interest rate risk, income risk, sector risk, credit risk, currency risk, liquidity risk, and foreign securities/emerging market risk. These risks include currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. These risks are magnified in emerging markets. Short sale risk is the risk that the Fund will incur an unlimited loss if the price of a security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security. In light of these risks, the Fund may not be suitable for all investors.

The views contained in this report are those of the Fund’s portfolio manager as of December 31, 2018, and may not reflect his views on the date this report is first published or anytime thereafter. The preceding examples of specific investments are included to illustrate the Fund’s investment process and strategy. There can be no assurance that such investments will remain represented in the Fund’s portfolios. Holdings and allocations are subject to risks and to change. The views described herein do not constitute investment advice, are not a guarantee of future performance, and are not intended as an offer or solicitation with respect to the purchase or sale of any security.

WINTERGREEN FUND, INC.
PORTFOLIO PROFILE
DECEMBER 31, 2018 (Unaudited)

% of Net Assets by Country

% of
Sector	Net Assets
Real Estate	43.2%
Consumer Staples	16.3%
Industrials	9.5%
Consumer Discretionary	7.0%
Communication Services	0.5%
Short-Term Investments, Money
Market Funds & Other
Assets in Excess of Liabilities	23.5%

Top Ten Holdings*
% of
Issuer	Net Assets
Consolidated-Tomoka Land Co.	42.6%
British American Tobacco plc	5.9%
Elbit Systems Ltd.	4.9%
Compagnie Financiere
Richemont SA, Reg	4.7%
Nestlé SA, Reg	4.6%
Union Pacific Corp.	4.6%
Heineken Holding NV	3.9%
Swatch Group AG, Br	2.2%
Altria Group Inc.	1.9%
CK Asset Holdings Ltd.	0.6%

* Excludes short-term investments and money market funds

WINTERGREEN FUND, INC.
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each year:

	Investor Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2018	2017	2016	2015	2014
NET ASSET VALUE,
Beginning of Year	$13.63	$15.20	$15.50	$17.09	$17.60
INVESTMENT OPERATIONS
Net investment income(a)	0.01	0.01	0.00 (b)	0.03	0.06
Net realized and unrealized gain (loss) on
investments, foreign currency transactions,
and forward currency contracts	(2.74)	2.11	1.03	(1.22)	(0.36)
Total from Investment Operations	(2.73)	2.12	1.03	(1.19)	(0.30)
DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income	(0.05)	—	(0.50)	(0.40)	(0.21)
Net realized gain	(2.26)	(3.69)	(0.83)	—	—
Total Distributions to Shareholders	(2.31)	(3.69)	(1.33)	(0.40)	(0.21)
Redemption fees(a)(b)	0.00	0.00	0.00	0.00	0.00
NET ASSET VALUE,
End of Year	$8.59	$13.63	$15.20	$15.50	$17.09
TOTAL RETURN	(20.18)%	14.00%	6.67%	(6.94)%	(1.68)%
RATIOS/ SUPPLEMENTARY DATA
Net Assets at End of Year
(000’s omitted)	$111,844	$237,699	$303,278	$478,047	$1,000,011
Ratios of net investment income
to average net assets:
Before expense waiver	(0.17)%	(0.03)%	(0.03)%	0.17%	0.31%
After expense waiver	0.04%	0.06%	0.02%	0.17%	0.31%
Ratios of expenses to average net assets:
Before expense waiver	2.16%	2.04%	2.00%	1.92%	1.89%
After expense waiver	1.95%	1.95%	1.95%	1.92%	1.89%
PORTFOLIO TURNOVER RATE	0%	1%	8%	3%	13%

(a)	Calculated based on average shares outstanding during the year.
(b)	Less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.
FINANCIAL HIGHLIGHTS (concluded)

These financial highlights reflect selected data for a share outstanding throughout each year:

	Institutional Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2018	2017	2016	2015	2014
NET ASSET VALUE,
Beginning of Year	$13.61	$15.16	$15.47	$17.07	$17.59
INVESTMENT OPERATIONS
Net investment income(a)	0.04	0.05	0.04	0.07	0.10
Net realized and unrealized gain (loss) on
investments, foreign currency transactions,
and forward currency contracts	(2.73)	2.09	1.04	(1.22)	(0.36)
Total from Investment Operations	(2.69)	2.14	1.08	(1.15)	(0.26)
DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income	(0.09)	—	(0.56)	(0.45)	(0.26)
Net realized gain	(2.26)	(3.69)	(0.83)	—	—
Total Distributions to Shareholders	(2.35)	(3.69)	(1.39)	(0.45)	(0.26)
Redemption fees(a)(b)	0.00	0.00	0.00	0.00	0.00
NET ASSET VALUE,
End of Year	$8.57	$13.61	$15.16	$15.47	$17.07
TOTAL RETURN	(19.92)%	14.17%	7.01%	(6.70)%	(1.47)%
RATIOS/ SUPPLEMENTARY DATA
Net Assets at End of Year
(000’s omitted)	$40,145	$145,503	$170,137	$218,996	$477,870
Ratios of net investment income
to average net assets:
Before expense waiver	0.08%	0.22%	0.22%	0.40%	0.55%
After expense waiver	0.29%	0.31%	0.27%	0.40%	0.55%
Ratios of expenses to average net assets:
Before expense waiver	1.91%	1.79%	1.75%	1.69%	1.65%
After expense waiver	1.70%	1.70%	1.70%	1.69%	1.65%
PORTFOLIO TURNOVER RATE	0%	1%	8%	3%	13%

(a)	Calculated based on average shares outstanding during the year.
(b)	Less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.
STATEMENT OF INVESTMENTS
DECEMBER 31, 2018

Industry

Security Description	Country	Shares	Cost	Value
Common Stocks — 76.5%

Aerospace & Defense — 4.9%
Elbit Systems Ltd.	Israel	64,673	$6,351,504	$7,416,501

Beverages — 3.9%
Heineken Holding NV	Netherlands	70,347	5,574,725	5,944,261

Food Products — 4.6%
Nestlé SA, Reg	Switzerland	85,959	2,930,726	6,978,867

Hotels, Restaurants & Leisure — 0.1%
Bergbahnen Engelberg-
Truebsee-Titlis AG, Reg	Switzerland	311	93,366	118,021

Media — 0.5%
Liberty Latin America Ltd., Class A(a)	Bermuda	18,888	507,944	273,498
Liberty Media Corp.-Liberty
Formula One, Class A(a)	United States	16,672	476,679	495,492
			984,623	768,990
Real Estate Management
& Development — 43.2%
CK Asset Holdings Ltd.	Hong Kong	135,339	944,059	990,349
Consolidated-Tomoka Land Co.(b)	United States	1,232,334	54,951,483	64,697,535
			55,895,542	65,687,884
Road & Rail — 4.6%
Union Pacific Corp.	United States	50,486	3,702,022	6,978,680

Textiles, Apparel & Luxury Goods — 6.9%
Compagnie Financiere
Richemont SA, Reg	Switzerland	110,457	2,688,820	7,079,857
Swatch Group AG, Br	Switzerland	11,734	1,984,610	3,422,665
			4,673,430	10,502,522

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.
STATEMENT OF INVESTMENTS (continued)
DECEMBER 31, 2018

Industry

Security Description	Country	Shares	Cost	Value
Tobacco — 7.8%
Altria Group Inc.	United States	57,892	$1,659,960	$2,859,286
British American Tobacco plc	United Kingdom	279,925	7,485,603	8,919,808
			9,145,563	11,779,094
Total Common Stocks			89,351,501	116,174,820

		Principal
Short-Term Investments — 18.1%

U.S. Treasury Obligations — 18.1%
United States Treasury Bills	United States
Maturity Date: 04/25/2019,
Yield to Maturity 2.22%		$4,300,000	4,270,411	4,266,888
Maturity Date: 06/20/2019,
Yield to Maturity 2.43%		23,500,000	23,233,966	23,224,185
Total U.S. Treasury Obligations — 18.1%			27,504,377	27,491,073
Total Short-Term Investments			27,504,377	27,491,073

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.
STATEMENT OF INVESTMENTS (continued)
DECEMBER 31, 2018

Industry

Security Description	Country	Shares	Cost	Value
Money Market Funds — 2.0%
JPMorgan U.S. Government Money
Market Fund, Premier
Share Class Yield, 1.92%(c)	United States	3,098,764	$3,098,764	$3,098,764
Total Money Market Funds			3,098,764	3,098,764
Total Investments — 96.6%			$119,954,642	$146,764,657
Other Assets in Excess of Liabilities — 3.4%				5,223,819
Net Assets — 100.0%				$151,988,476

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated Issuer. See Note 6.
(c)	The rate quoted is the annualized seven-day effective yield as of December 31, 2018.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services and is unaudited.

Selected Abbreviations

Br	Bearer
Reg	Registered

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.
STATEMENT OF INVESTMENTS (concluded)
DECEMBER 31, 2018

FORWARD CURRENCY CONTRACTS

As of December 31, 2018, the Fund had the following forward currency contracts outstanding:

					Settlement	Unrealized	Unrealized
Currency Purchased		Currency Sold		Counterparty	Date	Appreciation	Depreciation
USD	422,687	CAD	550,000	HAND	3/15/19	$19,113	$—
CAD	550,000	USD	424,324	HAND	3/15/19	—	(20,750)
USD	8,643,892	CHF	8,350,000	HAND	3/25/19	80,378	—
USD	1,242,045	EUR	1,050,000	HAND	5/13/19	25,176	—
USD	2,074,485	EUR	1,725,000	HAND	6/28/19	67,295	—
USD	5,914,090	GBP	4,550,000	HAND	6/6/19	70,640	—
GBP	4,550,000	USD	5,817,984	HAND	6/6/19	25,466	—
USD	5,232,000	GBP	4,000,000	HAND	7/25/19	83,251	—
USD	1,805,498	IDR	26,270,000,000	BNYM	2/4/19	—	(14,436)
IDR	26,270,000,000	USD	1,700,323	BNYM	2/4/19	119,611	—
USD	1,381,683	ILS	4,900,000	HAND	6/6/19	55,227	—
ILS	4,900,000	USD	1,321,111	HAND	6/6/19	5,345	—
USD	1,818,737	ILS	6,550,000	HAND	7/25/19	39,135	—
USD	2,128,130	ILS	7,700,000	HAND	8/21/19	31,943	—
Unrealized Appreciation/(Depreciation) of
Outstanding Forward Currency Contracts						$622,580	$(35,186)

Currencies:			Counterparties:
CAD	=	Canadian Dollar	HAND	=	Svenska Handelsbanken
CHF	=	Swiss Franc	BNYM	=	Bank of New York Mellon
EUR	=	Euro
GBP	=	British Pound
IDR	=	Indonesian Rupiah
ILS	=	Israeli Shekel
USD	=	U.S. Dollar

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2018

ASSETS
Investments in securities, at fair value:
Unaffiliated issuers (Cost $65,003,159)	$82,067,122
Affiliated issuers (Cost $54,951,483)	64,697,535
Investments in securities, at fair value (Cost $119,954,642)		$146,764,657
Unrealized gain on forward currency contracts		622,580
Receivables:
Investment securities sold		5,376,097
Interest and dividends		787,713
Fund shares sold		7,801
Prepaid expenses		83,672
TOTAL ASSETS		153,642,520

LIABILITIES
Unrealized loss on forward currency contracts		35,186
Payables:
Fund shares redeemed		890,592
Accrued Liabilities:
Distribution and shareholder service fees – Investor Class		378,830
Investment advisory fees		190,655
Directors’ fees and expenses		7,356
Compliance services fees		6,761
Other expenses		144,664
TOTAL LIABILITIES		1,654,044
NET ASSETS		$151,988,476

COMPONENTS OF NET ASSETS
Paid-in capital		$119,648,419
Total accumulated earnings		32,340,057
NET ASSETS		$151,988,476

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
INVESTOR CLASS
Based on net assets of $111,843,547 and 13,022,819 shares outstanding
(500,000,000 shares authorized)		$8.59
INSTITUTIONAL CLASS
Based on net assets of $40,144,929 and 4,685,948 shares outstanding
(500,000,000 shares authorized)		$8.57

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2018

INVESTMENT INCOME
Dividend income (Net of foreign withholding tax of $240,764)	$4,080,300
Interest income	1,017,233
Dividend income from affiliated issuer	332,730
Total Investment Income	5,430,263

EXPENSES
Investment advisory fees	4,098,079
Distribution and shareholder service fees – Investor Class	443,462
Professional fees	262,995
Transfer agency fees	237,848
Directors’ fees and expenses	180,188
Administrator fees	101,420
Compliance services fees	63,002
Accounting fees	49,558
Custodian fees	46,396
Miscellaneous expenses	165,418
Total Expenses	5,648,366
Fees waived	(560,414)
Net Expenses	5,087,952
NET INVESTMENT INCOME	342,311

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS,
FORWARD CURRENCY CONTRACTS AND FOREIGN CURRENCY
Realized Gain/(Loss) on:
Unaffiliated investments	40,414,876
Forward currency contracts	201,737
Foreign currency transactions	(1,524)
Net Realized Gain on Investments, Forward Currency Contracts and Foreign Currency	40,615,089
Net Increase/(Decrease) in Unrealized Appreciation/Depreciation on:
Unaffiliated investments	(83,537,707)
Affiliated investments	(13,555,674)
Forward currency contracts	2,346,165
Foreign currency translations	31,093
Net Decrease in Unrealized Appreciation/Depreciation on Investments,
Forward Currency Contracts and Foreign Currency	(94,716,123)
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS,
FORWARD CURRENCY CONTRACTS AND FOREIGN CURRENCY	(54,101,034)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(53,758,723)

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
OPERATIONS	December 31, 2018	December 31, 2017
Net investment income	$342,311	$697,162
Net realized gain on investments, forward currency
contracts and foreign currency transactions	40,615,089	107,692,276
Net decrease in unrealized appreciation/depreciation on investments,
forward currency contracts and foreign currency translations	(94,716,123)	(48,740,060)
(Decrease)/Increase in Net Assets Resulting from Operations	(53,758,723)	59,649,378

DISTRIBUTIONS TO SHAREHOLDERS FROM DISTRIBUTABLE EARNINGS
Investor Class	(25,495,308)	(53,944,070	)(3)
Institutional Class	(10,005,469)	(32,432,502	)(3)
TOTAL DISTRIBUTIONS TO SHAREHOLDERS	(35,500,777)	(86,376,572)

CAPITAL SHARE TRANSACTIONS – INVESTOR CLASS(1)(2)
Proceeds from sales of shares	6,553,389	11,582,495
Proceeds from reinvestment of distributions	21,589,426	46,330,574
Cost of redemption of shares	(92,444,050)	(107,281,185)
Redemption fees	1,864	4,319
Net Decrease in Net Assets from Capital Share Transactions – Investor Class	(64,299,371)	(49,363,797)

CAPITAL SHARE TRANSACTIONS – INSTITUTIONAL CLASS(1)(2)
Proceeds from sales of shares	5,048,658	13,962,360
Proceeds from reinvestment of distributions	8,199,294	30,863,811
Cost of redemption of shares	(90,904,812)	(58,948,911)
Redemption fees	1,955	400
Net Decrease in Net Assets from Capital Share Transactions – Institutional Class	(77,654,905)	(14,122,340)
Decrease In Net Assets	(231,213,776)	(90,213,331)

NET ASSETS
Beginning of Year	383,202,252	473,415,583
End of Year	$151,988,476	$383,202,252	(4)

SHARE TRANSACTIONS – INVESTOR CLASS(1)(2)
Sale of shares	508,551	729,714
Reinvestment of distributions	2,495,888	3,411,677
Redemption of shares	(7,426,473)	(6,643,626)
Decrease in Shares – Investor Class	(4,422,034)	(2,502,235)

SHARE TRANSACTIONS – INSTITUTIONAL CLASS(1)(2)
Sale of shares	398,129	889,099
Reinvestment of distributions	950,092	2,276,092
Redemption of shares	(7,350,677)	(3,701,740)
Decrease in Shares – Institutional Class	(6,002,456)	(536,549)

(1)
For the year ended December 31, 2018, conversions between the Investor and Institutional Class resulted in 115,327 shares and $1,474,222 reported in redemptions for the Investor Class and 115,280 shares and $1,474,222 reported in subscriptions for the Institutional Class.

(2)
For the year ended December 31, 2017, conversions between the Investor and Institutional Class resulted in 88,131 shares and $1,426,570 reported in redemptions for the Investor Class and 88,342 shares and $1,426,570 reported in subscriptions for the Institutional Class.

(3)	For the year ended December 31, 2017, net realized gain distributions were $53,944,070 for the Investor Class and $32,432,502 for the Institutional Class.
(4)	Accumulated undistributed net investment income of $288,871.

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2018

Note 1. Organization

Wintergreen Fund, Inc. (the “Fund”) is an open-end, diversified management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). The Fund was organized as a Maryland corporation on May 5, 2005 and the Investor Class inception date was October 17, 2005. The Institutional Class inception date was December 30, 2011. Investor Class shares and Institutional Class shares redeemed within 60 days of purchase are subject to a 2.0% redemption fee. Institutional Class shares do not bear a distribution and shareholder servicing fee (see Note 3). The Fund is authorized to issue 500,000,000 shares of beneficial interest with $0.001 per share par value of Investor Class shares and 500,000,000 shares of beneficial interest with $0.001 per share par value of Institutional Class shares. The Fund seeks capital appreciation and may invest a substantial portion of its assets in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of the United States.

Note 2. Summary of Significant Accounting Policies

The following summarizes the significant accounting policies of the Fund. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation — The Fund calculates the net asset value per share of each class on each business day the New York Stock Exchange (“NYSE”) is open, as of the close of the NYSE (normally 4:00 pm Eastern Time). Long and short portfolio securities traded or dealt on one or more securities exchanges (whether domestic or foreign) and not subject to restrictions against resale shall be valued 1) at the last quoted sale price or, in the absence of a sale, 2) at the mean of the last bid and ask prices, except for open short positions, which are valued at the last ask price. For securities traded or dealt on more than one exchange, and in the over-the-counter (“OTC”) market, quotations from a securities market in which the security is primarily traded are used. For an option, the last quoted sale price on an exchange or board of trade on which the option is traded shall be used. In the absence of a sale, the mean between the highest bid and lowest ask prices at the close of the exchanges and/or board of trade on which the option trades shall be used.

Securities not traded or dealt on any securities exchange or board of trade for which OTC market quotations are readily available generally shall be valued at the mean of the current bid and ask prices. OTC derivatives for which market quotations are not readily available or are determined to be unreliable, shall generally be valued by an independent pricing agent or other reliable third party.

U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Investments in other mutual funds, including money market funds, are valued at their net asset value per share, and are categorized in Level 1 of the fair value hierarchy.

WINTERGREEN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2018

Forward currency contracts are presented at fair value measured by the difference between the forward exchange rates (“forward rates”) at the dates of the entry into the contracts and the forward rates at the reporting date, and such differences are included in the Statement of Assets and Liabilities.

Securities are valued at fair value, in accordance with procedures approved by the Fund’s Board of Directors (the “Board”), and carried out by the valuation committee appointed by the Board (the “Valuation Committee”) when 1) market quotations are insufficient or not readily available; 2) prices or values available do not represent fair value in the judgment of the Fund’s Investment Manager (as defined in Note 3); or 3) securities are determined to be illiquid. As of December 31, 2018, the Fund did not hold any illiquid securities or securities valued at fair value by the Valuation Committee.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

Pursuant to the Fund’s valuation procedures noted previously, foreign (non-U.S.) and domestic (U.S.) equity securities, including options and warrants that are actively traded on a securities exchange, are valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. U.S. Treasuries are valued based on pricing models that evaluate the mean between the most recently published bid and ask price. The models also take into consideration data received from active market makers and inter-dealer brokers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Foreign currencies that are actively traded are valued based on the unadjusted quoted price from the applicable market, and to the extent valuation adjustments are not applied to these balances, they are categorized as Level 1. Forward currency contracts are fair valued using various inputs and techniques, which include actual trading information, and foreign currency exchange rates. To the extent that these inputs are observable and timely, the fair values of forward currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Investments for which there are no such quotations, or for which quotations do not appear to represent fair value, are valued at fair value using methods determined in good faith by the Valuation Committee. These fair valuations may be categorized as Level 2 or Level 3, depending on the valuation inputs.

WINTERGREEN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2018

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of December 31, 2018:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$116,174,820	$—	$—	$116,174,820
Short-Term Investments*	—	27,491,073	—	27,491,073
Money Market Funds*	3,098,764	—	—	3,098,764
Total Investments in Securities	$119,273,584	$27,491,073	$—	$146,764,657
Foreign Exchange Risk Exposure:
Forward Currency Contracts^	$—	$622,580	$—	$622,580
Liabilities
Foreign Exchange Risk Exposure:
Forward Currency Contracts^	$—	$35,186	$—	$35,186

*	Please refer to the Statement of Investments for further breakout of each security by country and industry type.
^	Forward currency contracts are valued at the unrealized appreciation (depreciation) on the instruments.

As of December 31, 2018, the Fund did not hold any Level 3 securities.

For the year ended December 31, 2018 there were no transfers into or out of Level 3 securities.

Security Transactions, Investment Income, and Realized Gain/Loss — Security transactions are accounted for on trade date plus one (trade date on calendar quarter end dates). Dividend income is recorded on the ex-dividend date and is recorded net of unrecoverable withholding tax. Interest income and expenses are recorded on an accrual basis. Identified cost of investments sold is used to determine the realized gain and loss for both financial statement and Federal income tax purposes.

Foreign Currencies — Foreign currency amounts are translated into U.S. dollars based on the foreign exchange rate in effect generally at the close of the NYSE (normally 4:00 pm Eastern Time) on the date of valuation. If the foreign exchange rate in effect at the close of the NYSE is not available, the currency may be valued using the foreign exchange rate standard provided by the Fund’s pricing agent. The portion of the results of operations arising from changes in the foreign exchange rates on investments and the portion due to fluctuations arising from changes in the market prices of securities held are not isolated. Such fluctuations are reflected in net realized and unrealized gain/(loss) on investments, forward currency contracts, and foreign currency transactions in the Statement of Operations.

Reported net realized foreign exchange gains or losses arise from 1) sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

WINTERGREEN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2018

Restricted Securities — The Fund may invest in restricted debt and equity securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. To the extent the Fund purchases securities which are restricted as to resale, the Fund may incur additional risks and costs.

Restricted securities may be particularly difficult to value, their disposition may require greater effort and expense than that of unrestricted securities, and the Fund may incur costs in connection with the registration of restricted securities in order to dispose of such securities to the public. These securities are typically purchased under Rule 144A of the Securities Act of 1933. As of December 31, 2018, the Fund did not hold any restricted securities.

Forward Currency Contracts — During the year ended December 31, 2018, the Fund entered into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying foreign (non-U.S.) portfolio securities against the effect of possible adverse movements in foreign exchange rates. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The unrealized gain or loss on the contracts as measured by the difference between the forward rates at the dates of entry into the contracts and the forward rates at the reporting date is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

Securities Sold Short — The Fund may sell a security short to, among other things, increase investment returns based on the anticipation of a decline in the fair value of a security. A short sale is a transaction in which the Fund sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price in the future at the time of replacement. The price may be higher or lower than the price at which the Fund sold the security.

The Fund will incur a loss from a short sale if the price of the security increases between the date of the short sale and the date the Fund replaces the borrowed security. The Fund will realize a profit if the price at which the Fund sells the security short declines between those dates. A gain, limited to the difference between the replacement price and the price at which the Fund sells the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Until the Fund replaces a borrowed security, the Fund will maintain a segregated account with the custodian, holding cash and/or long securities to sufficiently cover its short position on a daily basis. Gross income received on investments in a segregated account is applied to the relevant account and gross expenses, related to the borrowing expense on securities sold short charged by a broker for entering into the short position, will be labeled borrowing expenses on securities sold short on the Fund’s Statement of Operations. As of December 31, 2018, the Fund did not have any short positions, and the Fund did not have any short positions during the year.

Option Transactions — The Fund may purchase call and put options. When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Statement of Assets and Liabilities as an investment, and is subsequently adjusted to reflect the fair value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If

WINTERGREEN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2018

the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

The Fund may write call and put options. When the Fund writes a call or put option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently adjusted to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As the writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Distributions to Shareholders — The Fund’s policy is to declare and pay at least annually distributions to shareholders of net investment income and net capital gains, if any, in additional shares or in cash. The amount of distribution will vary, and there is no guarantee the Fund will pay either income or capital gain distributions. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. The Fund uses equalization accounting to allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and correspondingly reduces the amount of such income and gains that it distributes in cash to remaining shareholders. The Fund records distributions on its books on the ex-dividend date. For the year ended December 31, 2018, the Investor Class paid $0.05 per share of ordinary income and $2.26 per share of long-term capital gains, and the Institutional Class paid $0.09 per share of ordinary income and $2.26 per share of long-term capital gains.

Federal Taxes — The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and distribute all its net taxable income. Therefore, no Federal income or excise tax provision is required.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2018, and has determined that no provision for income tax is required in the Fund’s financial statements. The Fund files U.S. Federal, Maryland State, and New Jersey State tax returns. Tax years 2015-2018 generally remain subject to examination by the Fund’s major tax jurisdictions. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended December 31, 2018, the Fund did not incur any interest and penalties.

Contractual Obligations — The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had any prior claims or losses pursuant to these contracts. Fund management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

WINTERGREEN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2018

Redemption Fee — The Fund will generally charge a redemption fee of 2.00% of the net asset value of shares redeemed if the shares are sold within 60 calendar days of purchase. The fee is charged for the benefit of the remaining shareholders and is paid to the Fund. To calculate redemption fees, the Fund uses the first-in, first-out method to determine the holding period. Under this method, the date of redemption is compared with the earliest purchase date of the shares held in the account. The fee is reflected as paid-in capital on the Fund’s Statement of Asset and Liabilities.

Income and Expense Allocation — Each class of shares for the Fund has identical rights and privileges, voting rights on matters pertaining to a single class of shares and the exchange privileges of each class of shares, except with respect to the Rule 12b-1 distribution and shareholder services fees paid by the Investor Class shares pursuant to the Distribution Plan (described below). The Institutional Class shares do not have a Rule 12b-1 distribution and shareholder services fee. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class based on its relative net assets.

Use of Estimates — These financial statements are prepared in accordance with GAAP, which requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual amounts could differ from those estimates.

Note 3. Investment Advisory Fees, Servicing Fees, and Other Fees and Expenses

Investment Manager — Wintergreen Advisers, LLC (the “Investment Manager”) is the investment manager to the Fund. Pursuant to an Investment Advisory Agreement, the Investment Manager is entitled to receive an investment advisory fee from the Fund at an annual rate of 1.50% of the Fund’s average daily net assets.

Administration and Other Services — U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) provides administration, portfolio accounting, and transfer agency services to the Fund. Fund Services is paid customary fees for its services, pursuant to agreements between Fund Services and the Fund.

Distribution — Foreside Fund Services, LLC is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Investment Manager, Fund Services, or its affiliated companies. Under a Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the Fund reimburses the Distributor for fees paid to various financial institutions, including for reimbursement of expenses incurred by the Investment Manager, for distribution and shareholder services rendered with respect to Investor Class shares of the Fund pursuant to the Distribution Plan in an amount up to 0.25% of the average daily net assets of the Investor Class shares. Institutional Class shares are not subject to the 12b-1 Plan and do not bear a distribution fee.

Other Service Providers — Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides the Fund with a Principal Executive Officer, Principal Financial Officer, Chief Compliance Officer, Anti-Money Laundering Officer, and Identity Theft Prevention Officer, as well as additional compliance support functions. FFOS is paid customary fees for its services pursuant to an agreement between FFOS and the Fund regarding such services.

JP Morgan Chase Bank, N.A. provides custodial services for the Fund and is paid customary fees for its services.

WINTERGREEN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2018

Fund Officers and Directors — Certain officers of the Fund may also be directors, officers, or employees of the Investment Manager, Fund Services, or FFOS, and during their terms of office, receive no compensation from the Fund, except that such entities receive compensation pursuant to agreements with the Fund and/or the Investment Manager, as described herein. None of Fund Services, FFOS, or any of their officers or employees who serve as officers of the Fund, has a role in determining the Fund’s investment policies or which securities are to be purchased or sold by the Fund.

Each Board member is not an interested person (as defined in the Act) of the Fund. The Fund pays each Board member $40,000 per year. In addition, Board members are reimbursed by the Fund for expenses incurred in connection with attending Board meetings and any educational seminars.

Note 4. Waiver of Fees

The Investment Manager has voluntarily agreed to waive a portion of its advisory fee so that total operating expenses do not exceed, on an annual basis, 1.95% for the Investor Class and 1.70% for the Institutional Class. The Investment Manager may discontinue the voluntary waiver at any time. For the year ended December 31, 2018, the Investment Manager waived $560,414 in advisory fees. The Investment Manager does not intend to seek reimbursement for these waived advisory fees.

Note 5. Security Transactions

The cost of purchases and the proceeds from sales of investment securities, other than short-term investments and U.S. government obligations, were $0 and $118,963,274, respectively, for the year ended December 31, 2018.

Note 6. Affiliated Issuers

Under section 2(a)(3) of the Act, an investment company is defined as being an affiliated person of a company if it owns five percent or more of a company’s outstanding voting stock.

Investments in affiliated companies of the Fund as of December 31, 2018, are shown below:

	Number of			Number of shares
	shares held at	Gross	Gross	held at
Name of issuer	December 31, 2017	additions	reductions	December 31, 2018
Consolidated-Tomoka Land Co.	1,232,334	—	—	1,232,334
Net decrease
		Amount of	in unrealized	Realized capital
	Value at	dividends for	appreciation	gain/(loss)
	December 31, 2018	the year	for the year	for the year
	$64,697,535	$332,730	$(13,555,674)	$ —

WINTERGREEN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2018

Note 7. Disclosures about Investment Risks and Hedging Activities

The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic stability; and currency and interest rate and price fluctuations. The Fund’s investments may also be subject to, among other risks, market risk, counterparty risk and credit risk (each of which is described below), sector and industry risk, value risk, foreign securities (including emerging markets) risk, currency risk, interest rate risk, income risk, derivatives risk, small- and mid-size companies risk, investor activism risk, arbitrage risk, and distressed company risk.

A significant portion of the Fund’s assets are invested in securities issued by real estate management and development companies.  Securities in this industry may be adversely affected by changes in general and local economic conditions, declines in the value of real estate, changes in tax laws related to real estate, and other risks related to the ownership of real property. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments. The Fund does not have a policy to concentrate (i.e., the Fund will not invest more than 25% of its net assets in an industry or group of related industries at the time of purchase).

The Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks the Fund may attempt to manage through investing in derivative instruments include, but are not limited to, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Market risk is the potential for changes in an asset’s value due to market changes, including interest and foreign exchange rate movements, and fluctuations in security prices. Credit risk involves the possibility that a loss may occur due to, among other things, the failure of a debt issuer to pay interest and principal in a timely manner. Credit risk is limited to amounts recorded by the Fund as assets in the form of unrealized gains on forward currency contracts and the market values of OTC options. The Investment Manager is responsible for determining the value of the underlying collateral relating to a derivative instrument. In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to, among other things, fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and forward currency contracts and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities.

These risks, and other potential risks of investing in the Fund, are described in the Fund’s Prospectus and Statement of Additional Information.

Note 8. Derivative Financial Instruments

Forward Currency Contracts — A forward currency contract is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward currency contracts can help manage the risk of changes in currency exchange rates. These contracts are marked-to-market at the

WINTERGREEN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2018

applicable translation rates. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward currency contracts involve a risk of loss if the Investment Manager is inaccurate in predicting currency movements. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. It may not be possible to match precisely forward currency contract amounts and the value of the securities involved. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the fair value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward currency contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward currency contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward currency contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies. Use of these instruments may involve market risk and/or credit risk in excess of the amount recognized in the Fund’s Statement of Assets and Liabilities.

Option Transactions — An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the “strike price” or “exercise price”). An option grants a right (not an obligation) to buy or sell a financial instrument and is exercisable by the holder during a specified time period or at expiry. Generally, a seller of an option can grant a buyer two kinds of rights: a “call” (the right to buy the security) or a “put” (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (“OTC options”). A financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, as OTC options have no such intermediary and are subject to the risk that the counterparty will not fulfill its obligations under the contract, losses would be limited to the market value of options.

When a fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, a fund pays the current market price for the option (known as the “option premium”). A fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that when a call option is purchased by a fund, the fund obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. If an option purchased by a fund expires unexercised, the fund realizes a capital loss equal to the premium paid.

When a fund writes (or sells) a call option it assumes, in return for a premium, an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time on or before the expiration date. Similarly, when a fund writes (or sells) a put option it assumes, in return for a premium, an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time on or before the expiration date. A fund may terminate its position in an exchange-

WINTERGREEN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2018

traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an OTC option by entering into an offsetting transaction with the counter-party to the option. If an option written by a fund expires unexercised, the fund realizes a capital gain equal to the premium received at the time the option was written.

Options on a securities index are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

Derivative and Hedging Activities — The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. The Fund did not purchase option contracts during the year and the Fund did not hold option contracts at December 31, 2018. The Fund had a monthly average of 16 forward currency contracts open during the year. The Forward Currency Contracts table at the end of the Statement of Investments lists the contracts outstanding as of December 31, 2018.

The following is a summary of the location of fair value amounts of derivative investments on the Fund’s Statement of Assets and Liabilities as of December 31, 2018:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted	Statement of Assets		Statement of Assets
for as Hedging Instruments	and Liabilities Location	Fair Value	and Liabilities Location	Fair Value
Foreign Exchange Risk Exposure:
Forward Currency Contracts	Unrealized gain on forward		Unrealized loss on forward
	currency contracts	$622,580	currency contracts	$35,186

The following is a summary of the location of realized gains and losses and change in unrealized appreciation and depreciation of derivative instruments on the Fund’s Statement of Operations for the year ended December 31, 2018:

Net Increase
Derivatives Not Accounted	Location of Gain/(Loss) on:		in Unrealized
for as Hedging Instruments	Derivatives	Net Realized Gain	Appreciation/Depreciation
Foreign Exchange Risk Exposure:
Forward Currency Contracts	Net realized and unrealized
gain/(loss) on forward currency
	contracts	$201,737	$2,346,165

Note 9. Offsetting Assets and Liabilities

The Fund is subject to various Master Netting Arrangements (“MNAs”), which govern the terms of certain transactions with select counterparties. The MNAs allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. An MNA may also specify collateral posting arrangements at pre-arranged exposure levels. Under some MNAs, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the MNA with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of MNA.

WINTERGREEN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2018

OFFSETTING FINANCIAL ASSETS AND DERIVATIVE ASSETS

Gross amounts not offset
			Net amounts	in the Statement of
		Gross amounts	of assets	Assets and Liabilities
		offset in the	presented in	Financial	Financial
	Gross amounts	Statement of	the Statement	instruments	instruments	Cash
	of recognized	Assets	of Assets	available	collateral	collateral	Net
Description	assets	and Liabilities	and Liabilities	for offset	received*	received*	Amount
Forward Currency
Contracts	$622,580	—	$622,580	$(35,186)	—	—	$587,394

OFFSETTING FINANCIAL LIABILITIES AND DERIVATIVE LIABILITIES

Gross amounts not offset
			Net amounts	in the Statement of
		Gross amounts	of liabilities	Assets and Liabilities
		offset in the	presented in	Financial	Financial
	Gross amounts	Statement of	the Statement	instruments	instruments	Cash
	of recognized	Assets	of Assets	available for	collateral	collateral	Net
Description	liabilities	and Liabilities	and Liabilities	offset	pledged*	pledged*	Amount
Forward Currency
Contracts	$35,186	—	$35,186	$35,186	—	—	—

*  In some instances, the actual collateral pledged/received may be more than amount shown.

Note 10. Federal Tax Information

	Year Ended	Year Ended
	December 31, 2018	December 31, 2017
Distributions paid from:
Ordinary Income	$919,729	$—
Long-Term Capital Gain	34,581,048	86,376,572
Total Distributions Paid	$35,500,777	$86,376,572

At December 31, 2018, the components of accumulated earnings for income tax purposes were as follows:

Tax Cost of Investments	$119,954,642
Gross Unrealized Appreciation	32,472,696
Gross Unrealized Depreciation	(5,075,287)
Net Unrealized Appreciation	27,397,409
Undistributed Operating Income	264,384
Undistributed Long-term Gains	5,120,234
Capital and Other Losses	(441,970)
Total Distributable Earnings	$32,340,057

At December 31, 2018, the Fund did not have any net capital loss carry forwards for income tax purposes.

WINTERGREEN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2018

At December 31, 2018, the Fund did not defer, on a tax basis, any post-October losses. The Fund may distribute non-capital gain income to shareholders resulting in a potential tax event.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2018, the reclassification for the Fund was:

Accumulated Earnings	$(15,724,326)
Paid-in Capital	15,724,326

Note 11. Accounting Pronouncements

In August 2018 the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2018-13 Fair Value Measurement (Topic 820), Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which amends the disclosure for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures.  The amendments in this ASU are effective for all entities for fiscal years, and interim periods within those fiscal year, beginning after December 15, 2019.  Early adoption is permitted and as such the Fund has adopted the amendment as of December 31, 2018.

Note 12. Other Information

On December 31, 2018, two accounts held approximately 62% of the outstanding shares of the Investor Class and three accounts held approximately 38% of the outstanding shares of the Institutional Class. These are omnibus accounts held on behalf of several thousand underlying shareholders.

Note 13. Subsequent Events

In preparing these financial statements, Fund management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Fund management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

WINTERGREEN FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders and the Board of Directors of Wintergreen Fund, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Wintergreen Fund, Inc. (the “Fund”), including the statement of investments, as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania
February 28, 2019

We have served as the auditor of one or more Wintergreen investment companies since 2005.

WINTERGREEN FUND, INC.
ADDITIONAL INFORMATION
DECEMBER 31, 2018 (Unaudited)

Board Approval of Advisory Agreement

The Board of Directors of the Fund (the “Board” or “Directors”) met in an executive session on October 1, 2018 to consider the approval of the continuance of the investment advisory agreement between Wintergreen Advisers, LLC (the “Adviser”) and the Fund (the “Advisory Agreement”). It was noted that, in preparation for the meeting, the Directors had been provided with materials, including (i) a memorandum from Fund counsel setting out the responsibilities of the Directors in relation to approving the continuance of the Advisory Agreement; (ii) a memorandum from the Adviser (including appendices thereto) providing certain information requested by the Board pursuant to Section 15(c) of the Investment Company Act of 1940 (the “Adviser Memorandum”); (iii) a memorandum prepared by an independent consultant (the “independent consultant”), which included various summaries concerning, and tables and charts reflecting, the Fund’s performance, total net expense ratios, volatility, brokerage costs, turnover ratio rates and assets and flows, including as compared to similarly situated investment companies, a list of which was compiled by the independent consultant, with some input from the Adviser (“peer group”), as well as information about the profitability of the Advisory Agreement to the Adviser; (iv) the Adviser’s Form ADV Parts 1, 2A and 2B; (v) the Adviser’s organizational chart; (vi) the Adviser’s compliance manual; (vii) the Fund’s valuation procedures; and (viii) a copy of the Advisory Agreement.  It was noted that the Adviser Memorandum provided responses to a letter from the Board requesting information in connection with the Board’s evaluation of the Advisory Agreement pursuant to Section 15(c) of the Investment Company Act of 1940, and that the Adviser Memorandum, along with supplemental data presented at the meeting, provided information about, among other things, (i) the services rendered and fees charged to the Fund; (ii) services provided, and fees charged to, other accounts managed by the Adviser; (iii) the profitability of, and any economies of scale realized by, the Adviser with respect to its services to the Fund; (iv) Fund performance; (v) the Adviser’s compliance policies and procedures and business continuity and disaster recovery plan; (vi) the Adviser’s policies relating to brokerage and its use of soft dollars; (vii) the allocation of expenses between the Adviser and its clients; (viii) the agreement by the Adviser to limit the Fund’s expenses and the effect of such agreement on the Fund’s expense ratios; and (ix) the Adviser’s business outlook plan during the next year.

In reaching their determinations relating to approval of the Advisory Agreement, the Directors considered all factors they believed relevant, including the following:

1.	the nature, extent and quality of the investment and other services to be rendered by the Adviser;

2.	payments to be received by the Adviser from all sources in respect of the Fund;

3.	comparative fee, performance and expense data for the Fund and other investment companies with similar investment objectives;

4.	the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of investors;

5.	the Adviser’s policies and practices regarding allocation of portfolio transactions of the Fund, including the extent to which the Adviser may benefit from soft dollar arrangements;

6.	fall-out benefits which the Adviser and its affiliates may receive from their relationships to the Fund;

7.	information about fees charged by the Adviser to other clients with similar investment objectives;

WINTERGREEN FUND, INC.
ADDITIONAL INFORMATION
DECEMBER 31, 2018 (Unaudited)

8.	the professional experience and qualifications of the Fund’s portfolio manager and other senior personnel of the Adviser;

9.	the profitability of the Adviser; and

10.	the terms of the Advisory Agreement.

The Directors also considered their overall confidence in the integrity and competence of the Adviser generally, and the Adviser’s commitment to the Fund and supporting its growth.  In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and each Director attributed different weights to the various factors.  The Directors determined that, based on the information provided to the Directors at the meeting, the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, were fair and reasonable in light of the services performed, expenses expected to be incurred and such other matters as the Directors considered relevant in the exercise of their reasonable judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the renewal of the Advisory Agreement (including their determinations that the Adviser should continue to be the investment adviser for the Fund, and that the fees payable to the Adviser pursuant to the Advisory Agreement continue to be appropriate) were separately discussed by the Directors.

Nature, Extent and Quality of Services Provided by the Adviser

The Directors noted that, under the Advisory Agreement, the Adviser, subject to the control of the Directors, administers the Fund’s business and other affairs. The Directors also noted that the Adviser manages the investment of the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies.

The Directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement.  The Directors considered the Adviser’s value investing approach and active management style, including as described in the Fund’s Prospectus, and current market trends in connection with such active investment strategies. They also considered the Adviser’s commitment to its and the Fund’s respective growth and development, the quality of the investment research capabilities of the Adviser and the other resources it dedicates to performing services for the Fund, and the marketing initiatives undertaken by the Adviser during the past two years.  The Directors considered the experience, reputation and investment philosophy of Mr. Winters, noting that his investment strategy, investment style and stock selection process have remained consistent.  The Directors also discussed the Adviser’s effective management of firm expenses and retention of qualified personnel, and the quality of the Adviser’s infrastructure, technology, market data resources and administrative services.  The Directors concluded that the nature of the services provided by the Adviser continues to be satisfactory.

Advisory Fees Paid by and Performance of the Fund

The Directors considered the advisory fee rate paid by the Fund to the Adviser and the performance of the Fund.

WINTERGREEN FUND, INC.
ADDITIONAL INFORMATION
DECEMBER 31, 2018 (Unaudited)

The Directors noted that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Directors considered the Adviser’s performance and risk management in comparison to the Fund’s peer group, noting that the Fund’s investment style and investment strategies are not identical to the style employed by the peer group funds.  The Directors discussed the process used to select the peer group and the benchmarks against which the independent consultant measured the Fund’s performance. The Directors also discussed, as applicable, the performance (including annualized returns) of each class of shares of the Fund over the past one-, three-, five- and ten-year periods, and how the Fund’s performance compared to the benchmarks and peer group during such periods.  The Directors discussed the Fund’s underperformance compared to the peer group and benchmarks, as well as the Adviser’s view of the reasons contributing to such performance. The Directors considered that the Adviser’s stated investment style, which has remained consistent since the Fund’s inception, involves investing over the long-term in securities that the Adviser believes are available at prices less than their intrinsic value based on, among other factors, long-term earnings.

The Directors discussed the Fund’s standard deviation (volatility) rate, and considered the Fund’s standard deviation rate compared to the respective standard deviation rates of three benchmarks and the peer group median as of August 31, 2018. They noted that the Fund’s standard deviation rate was equal to the peer group median for the one-year period ended August 31, 2018 and lower than the peer group median for the three-, five- and ten-year periods ended as of that date.

In addition, the Directors discussed the Fund’s annual turnover rate, noting that the Fund had a lower turnover rate than the peer group median for each of the last three calendar years. The Directors considered that lower turnover levels result in lower brokerage transaction fees and lower short-term capital gains (and corresponding tax costs to be paid by investors).

Possible Economies of Scale

The Directors discussed the Adviser’s representations that it has not yet achieved economies of scale as a result of the growth of the Fund. They considered the Fund’s size and that the Adviser remains an independent firm. The Directors also considered the steps taken by the Adviser to grow the Fund, noting the marketing expenses incurred by the Adviser. The Directors discussed that the Adviser had continued to waive a portion of its management fees in order to limit the Fund’s operating expenses. They also discussed that the Adviser intended to continue to implement the management fee waiver as necessary to limit such expenses and did not intend to seek reimbursement for waived fees.

Other Fund Expenses

The Directors also considered the total expense ratio of the Fund in comparison to the expenses of the funds in the peer group. In particular, the Directors discussed that the Fund is the only free-standing fund in the peer group, and therefore is not able to share with other portfolios the expenses of, among other costs, transfer agency and administrative services and Director compensation. The Directors discussed the respective assets under management of the Fund and the peer group funds, noting that average total expenses may increase when assets under management decrease.

WINTERGREEN FUND, INC.
ADDITIONAL INFORMATION
DECEMBER 31, 2018 (Unaudited)

The Directors noted that the Fund is a no-load fund and, as such, Fund shareholders do not pay sales charges common to many other funds. The Directors also discussed that the Adviser is responsible for paying certain expenses relating to the distribution of the Fund’s shares. The Directors concluded that the Fund’s expense ratio was satisfactory.

Adviser Profitability

The Directors considered the profitability data reflected in supplemental materials distributed to the Directors and Fund Counsel at the Meeting. The Directors also considered their discussions with representatives of the Adviser concerning the Fund’s asset levels and the effect of outflows on the Adviser’s profitability.  The Directors noted that the Adviser provides the Fund with office space, administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Fund) and executive and other personnel as are necessary for the Fund’s operations.  The Directors considered that the Adviser also pays all of the compensation of the officers of the Fund that are affiliated persons of the Adviser and pays a portion of the insurance costs. The Directors also considered that the Adviser has not requested reimbursement, and does not intend to request reimbursement, for the management fees it waived, and pays certain expenses relating to the distribution of Fund shares and marketing activities relating to the Fund. In addition, the Directors discussed that the Adviser does not receive any “fall-out” benefits commonly received by managers of mutual funds that provide, or have affiliates that provide, transfer agency, distribution or printing services to the Fund. The Directors considered the expenses of the Adviser and the services provided by the Adviser and determined that, based on such expenses and services, the Adviser’s profitability was sufficient to support approval of the renewal of the Advisory Agreement.

The Directors, including a majority of the Directors who are not parties to the Advisory Agreement or “interested persons” of any such party, having determined that they had discussed and considered the relevant factors in determining the approval of the continuance of the Advisory Agreement, upon motion duly made and seconded, unanimously approved the continuance of the Advisory Agreement.

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (888) GOTOGREEN (888-468-6473), or visiting the Fund’s website at www.wintergreenfund.com.  The Fund’s Form N-PX, providing the proxy voting record for the most recent twelve-month period ended June 30, 2018, is available, without charge and upon request, by calling (888) GOTOGREEN (888-468-6473), visiting the Fund’s website at www.wintergreenfund.com, or on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q (“N-Q”). The Fund’s N-Qs are available, without charge and upon request, by calling (888) GOTOGREEN (888-468-6473) and/or on the SEC’s website at www.sec.gov. Copies of the Fund’s N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information  on the  operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

WINTERGREEN FUND, INC.
ADDITIONAL INFORMATION
DECEMBER 31, 2018 (Unaudited)

Shareholder Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if any), and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expenses Comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

The Hypothetical Example for Comparison provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the example are meant to highlight ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the Hypothetical Example for Comparison is useful in comparing ongoing costs only, and will not help to determine the relative total costs of owning different funds. In addition, if these transaction costs were included, shareholder costs would have been higher.

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	July 1, 2018	December 31, 2018	Period*
Investor Class
Actual	$1,000.00	$ 862.80	$9.16
Hypothetical Return (5% return before expenses)	$1,000.00	$1,015.38	$9.91
Institutional Class
Actual	$1,000.00	$ 863.60	$7.99
Hypothetical Return (5% return before expenses)	$1,000.00	$1,016.64	$8.64

*
As expressed below, expenses are equal to the Investor Class annualized expense ratio of 1.95%, and the Institutional Class annualized expense ratio of 1.70%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the half-year period.

		Fund’s Annualized		Average Account		Number of Days in Most
Expenses	=	Expense Ratio	X	Value Over the Period	X	Recent Fiscal Half Year
365

WINTERGREEN FUND, INC.
ADDITIONAL INFORMATION
DECEMBER 31, 2018 (Unaudited)

Householding — In an effort to decrease costs, the Fund will reduce the number of duplicate summary prospectuses, annual, and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free (888) GOTOGREEN (888-468-6473) to request individual copies of these documents or if your shares are held through a financial institution please contact them directly. The Fund will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Qualified Dividend Income/Dividends Received Deduction — For the fiscal year ended December 31, 2018, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Wintergreen Fund	100%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2018 was as follows:

Wintergreen Fund	97%

Shareholder Tax Information — As of December 31, 2018, the Fund distributed taxable ordinary income distributions of 0% that are designated as interest related dividends under Internal Revenue Section 871(k)(1)(c).

WINTERGREEN FUND, INC.
ADDITIONAL INFORMATION
DECEMBER 31, 2018 (Unaudited)

Directors and Officers of the Fund

The Board is responsible for managing the Fund’s business affairs and exercising all the Fund’s powers except those reserved for shareholders. The following tables give information about each Board member and the senior officers of the Fund. Each Director and officer holds office until the person resigns, is removed, or replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years.  The Fund’s Statement of Additional Information includes additional information about the Directors and is available, without charge and upon request, by calling (888) GOTOGREEN (888-468-6473).

Length
Name,		of Time	Principal Occupation	Other
Year Born, and Address	Position	Served	During Past 5 Years	Directorships Served
Independent Directors
Nathan Adler	Director	Since 2005	Retired. Consultant to Ernst &	None
Year Born: 1938			Young from 2000-2003. Partner,
500 International Drive			Ernst & Young 1972-2000.
Suite 275
Mount Olive, NJ 07828
Bradden Backer	Director/	Since 2005	Attorney, Albrecht Backer, Labor	None
Year Born: 1957	Chairman		and Employment Law, S.C.,
500 International Drive			since 2009.
Suite 275
Mount Olive, NJ 07828
John Y. Keffer	Director	Since 2005	Chairman, Atlantic Fund	Forum Funds
Year Born: 1942			Administration, LLC (a fund	(registered
500 International Drive			services company) since 2008.	investment
Suite 275				company)
Mount Olive, NJ 07828
John Wakely	Director	Since 2005	Owner of the Angel’s Share Ltd.	None
Year Born: 1957			(luxury goods and beverage
500 International Drive			sector consultants, previously
Suite 275			L&B Advisors) since 2003.
Mount Olive, NJ 07828

WINTERGREEN FUND, INC.
ADDITIONAL INFORMATION
DECEMBER 31, 2018 (Unaudited)

Length
Name,		of Time	Principal Occupation	Other
Year Born, and Address	Position	Served	During Past 5 Years	Directorships Served
Officers
Christopher W. Roleke	President	Since 2018	Managing Director/Fund Principal	Not Applicable
Year Born: 1972			Financial Officer, Foreside
10 High Street			Fund Officer Services, LLC
Suite 302			Since 2011.
Boston, MA 02110
David J. Winters	Executive	Since 2005	Managing Member and Chief	Not Applicable
Year Born: 1962	Vice President		Executive Officer of Wintergreen
500 International Drive			Advisers, LLC since 2005.
Suite 275
Mount Olive, NJ 07828
Elizabeth N. Cohernour	Executive	Since 2005	Chief Operating Officer of	Not Applicable
Year Born: 1950	Vice President/		Wintergreen Advisers, LLC
500 International Drive	Secretary		since 2005.
Suite 275
Mount Olive, NJ 07828
Steven Graff	Vice President	Since 2005	Business Operations and	Not Applicable
Year Born: 1973			Technology, Wintergreen
500 International Drive			Advisers, LLC since 2005.
Suite 275
Mount Olive, NJ 07828
Julie Walsh	Chief	Since 2013	Managing Director, Foreside Fund	Not Applicable
Year Born: 1972	Compliance		Officer Services, LLC (f/k/a
10 High Street	Officer/Anti-		Foreside Compliance Services,
Suite 302	Money		LLC) since 2010.
Boston, MA 02110	Laundering Officer
Monique D. Labbe	Treasurer	Since 2018	Senior Director, Foreside Fund	Not Applicable
Year Born: 1973			Officer Services, LLC, since 2014;
10 High Street			Principal, State Street Global
Suite 302			Advisors, from 2012-2014.
Boston, MA 02110
Kevin Graff	Assistant	Since 2010	Portfolio Operations and	Not Applicable
Year Born: 1978	Vice President		Technology, Wintergreen
500 International Drive			Advisers, LLC since 2006.
Suite 275
Mount Olive, NJ 07828
Kristen M. Pierson	Vice President	Since 2018	Mutual Funds Administrator, U.S.	Not Applicable
Year Born: 1979	and Assistant		Bank Global Fund Services, since
777 E Wisconsin Ave	Secretary		2018; Lead Fund Accountant,
Milwaukee, WI 53202			UMB Fund Services, Inc.,
from 2006-2017.

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Privacy Policy

This privacy policy applies to individuals, and we reserve the right to change any or all of the principles, along with related provisions, at any time.

You trust us with your financial and other personal information; we in turn are committed to respect your privacy and safeguard that information.

By adhering to the practices described below, we affirm our continuing commitment to protecting your privacy.

Collection and Use of Shareholder Information

Wintergreen Fund, Inc. and the IRA custodian (“We” or the “Fund”) collect only relevant information about the Fund’s shareholders that the law allows or requires us to have in order to conduct our business and properly service you. We collect financial and other personal information about you from the following sources: information you provide on applications or other forms (for example, your name, address, social security number and birthdate); information derived from your transactions with us (for example, transaction amount, account balance and account number); information you provide to us if you access account information or conduct account transactions online (for example, password, account number, e-mail address, alternate telephone number).

Keeping Information Secure

We maintain physical, electronic, and procedural safeguards to protect your financial and other personal information, and we continually assess new technology with the aim of adding new safeguards to those we have in place.

Limiting Access to Information

We limit access to personally identifiable information to only those with a business reason to know such information.

Use of Personal and Financial Information by Us and Third Parties

We do not sell non-public personal information about current or former customers or their accounts to any third parties, and do not disclose such information to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law.

Those who may receive this information include the companies that provide transfer agent, technology, and administrative services, as well as the investment adviser who is an affiliate of the Fund.

Accuracy of Information

We strive to keep our records of your information accurate, and we take immediate steps to correct errors. If there are any inaccuracies in your statements or in any other communications from us, please contact us or contact your investment professional.

(Not Part of the Annual Report)

Wintergreen Fund, Inc.

FOR MORE INFORMATION

Investment Manager
Wintergreen Advisers, LLC
500 International Drive, Suite 275
Mount Olive, New Jersey 07828

Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
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Legal Counsel
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Wintergreen Fund, Inc.
P.O Box 701
Milwaukee, Wisconsin 53201-0701
(888) GOTOGREEN
(888-468-6473)
www.wintergreenfund.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

Item 2. Code of Ethics.

(a) As of the end of the period, December 31, 2018, Wintergreen Fund, Inc. (the “Registrant”) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

(b) There have been no amendments to the Registrant’s code of ethics that apply to its Principal Executive Officer or Principal Financial Officer.

(c) There have been no amendments to the Registrant’s code of ethics that apply to its Principal Executive Officer or Principal Financial Officer.

(d) There have been no waivers to the Registrant’s code of ethics that apply to its Principal Executive Officer or Principal Financial Officer.

(e) Not applicable.

(f)(1) A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

At a regular meeting of the Board of Directors held on September 12, 2005, the Board determined that Nathan Adler, an independent Director, qualified as an “Audit Committee financial expert” to serve on the Audit Committee. At a regular meeting of the Board of Directors held on December 3, 2018, the Board determined that Mr. Adler continues to qualify as an “Audit Committee financial expert” to serve on the Audit Committee.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees - The aggregate fees billed during the fiscal years ended December 31, 2017 and December 31, 2018 (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $47,229 in 2017 and $48,410 in 2018.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 $0 in 2017 and $0 in 2018.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning ("Tax Services") were $7,750 in 2017 and $7,800 in 2018. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) Other Fees - There were no other fees billed in the Reporting Periods for products and services provided to the Registrant by the principal accountant, or services provided to the investment adviser, other than the services reported above.

(e) (1) Pursuant to the Registrant’s Audit Committee Charter (the “Charter”), the Committee shall be directly responsible for the appointment, termination, compensation, and oversight of the work of the principal accountant (including resolution of disagreements between the Fund’s management and the principal accountants) and shall pre-approve all (i) audit services and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission (“SEC”) rendered to by the principal accountant to the Registrant and (ii) all permissible non-audit services rendered by the principal accountants to the Registrant’s investment adviser or its affiliates if such engagement relates to the operations and financial reporting of the Registrant.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable as less than 50%.

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the
Registrant for the Reporting Periods were $7,750 in 2017 and $7,800 in 2018. There were no fees billed in each of the Reporting Periods for non-audit services rendered by the principal accountant to the investment adviser.

(h) The Registrant's Audit Committee considers the fees paid to the auditors by the Registrant’s investment adviser and its affiliates for audit and non-audit services, to the extent applicable, when assessing the Auditor's independence. Any services provided by the principal accountant to the Registrant or to the investment adviser requiring pre-approval were pre-approved as required.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) of the Act, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant     Wintergreen Fund, Inc.

By                  /s/ Christopher W. Roleke
                      Christopher W. Roleke, Principal Executive Officer

Date              February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                  /s/ Christopher W. Roleke
                      Christopher W. Roleke, Principal Executive Officer

Date              February 25, 2019

By                  /s/ Monique Labbe
                      Monique Labbe, Principal Financial Officer

Date              February 25, 2019